Tangible Fixed Assets and Vessels Under Construction (Tables)	12 Months Ended
Dec. 31, 2022
Tangible Fixed Assets and Vessels Under Construction
Schedule of movements in tangible fixed assets and vessels under construction

		Office
		property
		and other
		tangible	Total tangible	Vessels under
	Vessels	assets	fixed assets	construction
Cost
As of January 1, 2021	6,078,041	33,380	6,111,421	132,839
Additions	16,337	3,839	20,176	483,029
Disposals	(396,271)	—	(396,271)	—
Transfer from vessels under construction	581,952	—	581,952	(581,952)
Fully amortized fixed assets	(14,512)	—	(14,512)	—
As of December 31, 2021	6,265,547	37,219	6,302,766	33,916
Additions	7,924	4,374	12,298	187,160
Disposals	(530,752)	—	(530,752)	—
Fully amortized fixed assets	(2,903)	(371)	(3,274)	—
As of December 31, 2022	5,739,816	41,222	5,781,038	221,076
Accumulated depreciation and impairment loss
As of January 1, 2021	1,076,867	6,045	1,082,912	—
Depreciation	185,035	628	185,663	—
Disposals	(96,818)	—	(96,818)	—
Impairment loss	142,692	—	142,692	10,977
Fully amortized fixed assets	(14,512)	—	(14,512)	—
As of December 31, 2021	1,293,264	6,673	1,299,937	10,977
Depreciation	167,481	679	168,160	—
Disposals	(266,735)	—	(266,735)	—
Impairment loss	68,287	—	68,287	—
Fully amortized fixed assets	(2,903)	(371)	(3,274)	—
As of December 31, 2022	1,259,394	6,981	1,266,375	10,977
Net book value
As of December 31, 2021	4,972,283	30,546	5,002,829	22,939
As of December 31, 2022	4,480,422	34,241	4,514,663	210,099

Schedule of impairment loss recognized for vessels

	As of December 31, 2022
Vessel	Impairment loss	Recoverable amount
Methane Jane Elizabeth	(1,412)	65,408
GasLog Athens	(6,932)	64,115
Methane Alison Victoria	(3,032)	64,992
Total	(11,376)	194,515

Schedule of new buildings on order

	Date of	Estimated	Cargo Capacity
LNG Carrier	agreement	delivery	(cbm)
Hull No. 2532	November 2021	Q3 2024	174,000
Hull No. 2533	November 2021	Q3 2024	174,000
Hull No. 2534	November 2021	Q3 2025	174,000
Hull No. 2535	November 2021	Q4 2025	174,000

Schedule of vessels under construction

	As of December 31,
	2021	2022
Progress shipyard installments	—	179,314
Onsite supervision costs	—	1,485
Critical spare parts, equipment and other vessel delivery expenses	22,939	29,300
Total	22,939	210,099